Acquisition - Summary of Acquisition Adjustments to Financial Statement Accounts (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2019 CNY (¥)
Interest and investment income, net	¥ 565,090	$ 81,931	¥ 395,245	¥ 392,160
Income before income taxes	1,762,846	255,590	2,177,158	3,538,941
Net income	1,824,626	$ 264,547	2,143,152	3,277,996
Goodwill	3,941,820		3,941,820		$ 571,510
Retained earnings	¥ 23,482,987		22,339,770	17,622,984	$ 3,404,714	¥ 14,605,941
TTP Member [Member]
Interest and investment income, net				392,160
Income before income taxes				3,538,941
Net income				3,277,996
Goodwill			3,941,820
Retained earnings			14,811,207
TTP Member [Member] | Previously Reported [Member]
Interest and investment income, net				521,731
Income before income taxes				3,668,512
Net income				3,407,567
Goodwill			4,071,391
Retained earnings			14,940,778
TTP Member [Member] | Adjustment [Member]
Interest and investment income, net				(129,571)
Income before income taxes				(129,571)
Net income				¥ (129,571)
Goodwill			(129,571)
Retained earnings			¥ (129,571)